UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4813
                       -----------------------------------

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     ---------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                             -----------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
              -----------------------------------------------------

                      Date of fiscal year end: September 30
                        --------------------------------

                     Date of reporting period: June 30, 2006
                          ----------------------------

Item 1 -- Schedule of Investments.

THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND

The Fund invests all of its investable assets in The Boston Company International Core Equity Portfolio (the "International Core Equity Portfolio"). The International Core Equity Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on August 21, 2006 (CIK No.: 1012705; 1940 Act SEC File
No.: 811-07603).

THE BOSTON COMPANY INTERNATIONAL SMALL CAP FUND

The Fund invests all of its investable assets in The Boston Company International Small Cap Portfolio (the "International Small Cap Portfolio"). The International Small Cap Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on August 21, 2006 (CIK No.: 1012705; 1940 Act SEC File No.:
811-07603).

THE BOSTON COMPANY LARGE CAP CORE FUND

The Fund invests all of its investable assets in The Boston Company Large Cap Core Portfolio (the "Large Cap Core Portfolio"). The Large Cap Core Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on August 21, 2006 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

THE BOSTON COMPANY SMALL CAP GROWTH FUND

The Fund invests all of its investable assets in The Boston Company Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"). The Small Cap Growth Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on August 21, 2006 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

THE BOSTON COMPANY SMALL CAP VALUE FUND

The Fund invests all of its investable assets in The Boston Company Small Cap Value Portfolio (the "Small Cap Value Portfolio"). The Small Cap Value Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on August 21, 2006 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

Mellon Institutional Funds Investment Trust
Mellon Equity Large Cap Growth Fund
Schedule of Investments - June 30, 2006 (Unaudited)

Equities--100.4%                                           Shares                     Value ($)
---------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclical--11.6%
Aeropostale, Inc.                                               350  a                  10,112
Bed Bath & Beyond, Inc.                                         400  a                  13,268
Best Buy Co.,Inc.                                               450                     24,678
Chico's FAS, Inc.                                               250  a                   6,745
Claire's Stores, Inc.                                           500                     12,755
Coach, Inc.                                                     300  a                   8,970
Costco Wholesale Corp.                                          400                     22,852
Loews Corp - Carolina Group                                     300                     15,411
Lowe's Companies, Inc.                                          600                     36,402
Michaels Stores, Inc.                                           300                     12,372
NIKE, Inc., Class B                                             200                     16,200
Nordstrom, Inc                                                  400                     14,600
Panera Bread Co.                                                200  a                  13,448
Sears Holdings Corp.                                            100  a                  15,484
Starbucks Corp.                                                 650  a                  24,544
Target Corp.                                                    300                     14,661
Wal-Mart Stores, Inc.                                           450                     21,677
                                                                                       284,179
Consumer Hard Goods--1.5%
Harley-Davidson, Inc.                                           300                     16,467
Johnson Controls, Inc                                           250                     20,555
                                                                                        37,022
Consumer Staples--8.3%
Anheuser Busch Companies                                        550                     25,075
Coca-Cola Co/The                                                900                     38,718
Kimberly-Clark Corp.                                            400                     24,680
Kraft Foods, Inc.                                               300  b                   9,270
Pepsico, Inc.                                                   800                     48,032
Procter & Gamble Co.                                            800                     44,480
Reynolds American, Inc.                                         100                     11,530
                                                                                       201,785
Financial--9.5%
Captial One Financial Corp.                                     100                      8,545
Endurance Specialty Holdings Ltd.                               200                      6,400
Franklin Resources, Inc.                                        200                     17,362
General Electric Corp.                                        3,600                    118,656
Goldman Sachs Group, Inc.                                       200                     30,086
Merrill Lynch & Co., Inc.                                       200                     13,912
Metlife, Inc.                                                   250                     12,803
Nationwide Financial Services                                   250                     11,020
Wells Fargo & Company                                           200                     13,416
                                                                                       232,200
Health Care--18.3%
Aetna, Inc.                                                     650                     25,955
Amerisourcebergen Corp.                                         400                     16,768
Amgen, Inc.                                                     700  a                  45,661
Becton Dickinson & Co.                                          500                     30,565
Biogen Idec, Inc.                                               200  a                   9,266
Caremark Rx, Inc.                                               300                     14,961
Cigna Corp.                                                     100                      9,851
Genentech, Inc.                                                 100  a                   8,180
Gilead Sciences, Inc.                                           400  a                  23,664
Johnson & Johnson                                             1,450                     86,884
Kinetic Concepts, Inc.                                          300  a                  13,245
Laboratory Corp. of America
     Holdings                                                   350  a                  21,781
Medtronic, Inc.                                                 700                     32,844
Pfizer, Inc.                                                    600                     14,082
Quest Diagnostics, Inc.                                         200                     11,984
St. Jude Medical, Inc.                                          300                      9,726
UnitedHealth Group, Inc.                                        900                     40,302
Wyeth                                                           600                     26,646
Zimmer Holdings, Inc.                                           100  a                   5,672
                                                                                       448,037
Industrials--9.5%
Black & Decker Corp.                                            200                     16,892
CH Robinson Worldwide, Inc.                                     300                     15,990
Cummins, Inc.                                                   150                     18,338
Emerson Electric Co.                                            300                     25,143
FedEx Corp.                                                     200                     23,372
Florida Rock Industries, Inc.                                   200                      9,934
Fluor Corp.                                                     100                      9,293
Graco, Inc.                                                     400                     18,392
Raytheon Co.                                                    400                     17,828
The Boeing Co.                                                  400                     32,764
United Technologies Corp.                                       700                     44,394
                                                                                       232,340
Information Technology--9.8%
Accenture Ltd., Class A                                         400                     11,328
Adobe Systems, Inc.                                             350  a                  10,626
eBay, Inc.                                                      650  a                  19,039
Equifax, Inc.                                                   400                     13,736
Gannett Co, Inc.                                                200                     11,186
Getty Images, Inc.                                              100  a                   6,351
Google, Inc.                                                    100  a                  41,933
McGraw-Hill Companies, Inc.                                     450                     22,604
Moody's Corp.                                                   300                     16,338
NAVTEQ Corp.                                                    350  a                  15,638
News Corp.                                                      650                     13,117
News Corp.                                                      700                     13,426
Omnicom Group                                                   200                     17,818
Time Warner, Inc.                                               800                     13,840
Verisign, Inc.                                                  500  a, b               11,585
                                                                                       238,565
Materials--3.9%
3M Co.                                                          500                     40,385
Dow Chemical Co.                                                500                     19,515
Monsanto Co.                                                    100                      8,419
Nucor Corp.                                                     200                     10,850
Phelps Dodge Corp.                                              200                     16,432
                                                                                        95,601
Oil & Gas Producer--4.7%
Baker Hughes, Inc.                                              200                     16,370
ConocoPhillips                                                  300                     19,659
Helmerich & Payne, Inc.                                         100                      6,026
Marathon Oil Corp.                                              200                     16,660
Newfield Exploration Co.                                        400  a                  19,576
Tesoro Corp.                                                    100                      7,436
Transocean, Inc.                                                200  a                  16,064
Valero Energy Corp.                                             200                     13,304
                                                                                       115,095
Technology & Electronics--21.6%
Altera Corp.                                                    550  a                   9,653
Amphenol Corp.                                                  350                     19,586
Apple Computer, Inc.                                            500  a                  28,560
Applied Materials, Inc.                                       1,150                     18,722
Autodesk, Inc.                                                  300  a                  10,338
Broadcom Corp.                                                  300  a                   9,015
Cisco Systems, Inc.                                           3,200  a                  62,496
Danaher Corp.                                                   300                     19,296
Dell, Inc.                                                      750  a                  18,308
EMC Corp./Massachusetts                                       1,650                     18,101
Harris Corp.                                                    400                     16,604
Intel Corp.                                                   1,500                     28,425
International Business Machines
     Corp.                                                      600                     46,092
Linear Technology Corp.                                         400                     13,396
Microsoft Corp.                                               3,800                     88,540
Motorola , Inc.                                               1,450                     29,218
National Semiconductor Corp.                                    400                      9,540
Nokia OYJ ADR                                                   750                     15,195
Oracle Corp.                                                  1,750  a                  25,358
QLogic Corp.                                                    650  a                  11,206
Texas Instruments, Inc.                                         900                     27,261
                                                                                       524,910
Telecommunications--.7%
NII Holdings, Inc.                                              300  a                  16,914
Utilities--1.0%
American Electric Power Company,
     Inc.                                                       200                      6,850
TXU Corp.                                                       300                     17,930
                                                                                        24,780
Total Equities
     (cost $2,508,583)                                                               2,451,428

Investment of Cash Collateral--1.4%                  Rate      Shares                   Value ($)
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Cash Strategies L.L.C. (Cost $33,700)      5.14    33,700  d                  33,700

Affiliated Investments--1.7%
Dreyfus Institutional Preferred                      5.32
     Plus Money Market (Cost $42,770)                        42,770  c,d                42,770


Total Investments (cost $2,585,053)                           103.5%                 2,527,898
Liabilities, Less Cash and Receivables                         (3.5%)                  (84,641)
Net Assets                                                    100.0%                 2,443,257

Notes to Schedule of Investments:

ADR  - American Depository Receipts

a    Non-income producing security
b    Security, or a portion of thereof, was on loan at June 30, 2006.
c    Affiliated institutional money market fund.
d    Stated rate is the seven day yield for the fund at June 30, 2006.

     Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:
     Aggregate cost                                       2,585,053
                                                    ================
     Gross Unrealized appreciation                          121,142
     Gross Unrealized depreciation                         (178,297)
                                                    ----------------
     Net unrealized appreciation/(depreciation)             (57,155)
                                                    ================

Mellon Institutional Funds Investment Trust
Mellon Equity Micro Cap Fund
Schedule of Investments - June 30, 2006 (Unaudited)

Equities--99.1%                                             Shares                     Value ($)
--------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclical--7.0%
Ashworth, Inc.                                              6,400 a             57,600
Citi Trends, Inc.                                             900 a             38,421
Dover Downs Gaming & Entertainment, Inc.                    3,450               67,758
Iconix Brand Group, Inc.                                    2,000 a             32,680
Interline Brands, Inc.                                      2,850 a             66,633
Mothers Work, Inc.                                          1,900 a             66,595
O'Charleys, Inc.                                            3,400 a             57,800
Republic Airways Holding, Inc.                              2,800 a             47,656
Ruth's Chris Steak House, Inc.                              2,400 a             49,008
Shoe Carnival, Inc.                                         1,750 a             41,755
Steven Madden Ltd.                                          1,875               55,538
The Bon-Ton Stores                                          1,700               37,196
                                                                               618,640
Consumer Hard Goods--3.6%
Hooker Furniture Corp.                                      2,600               43,602
La-Z-Boy, Inc.                                              3,000               42,000
Lithia Motors Inc.                                          1,450               43,964
MarineMax, Inc.                                             1,900 a             49,837
Movado Group, Inc.                                          2,400               55,080
Multimedia Games, Inc.                                      4,226 a             42,809
Sypris Solutions, Inc.                                      4,900               46,305
                                                                               323,597
Consumer Staples--2.3%
Inter Parfums, Inc.                                         2,400               41,328
Lifetime Brands, Inc.                                       1,650               35,756
Reddy Ice Holdings, Inc.                                    1,650               33,578
Spartan Stores, Inc.                                        3,600               52,668
The Andersons, Inc.                                           900               37,449
                                                                               200,779
Financial--17.2%
Anchor Bancorp Wisconsin, Inc.                              1,700               51,289
ASTA Funding, Inc.                                          1,600               59,920
Bancorp Inc/Wilmington DE                                   2,100 a             52,521
BankFinancial Corp.                                         3,000               51,900
Bristol West Holdings, Inc.                                 3,600               57,600
Calamos Asset Management, Inc.                              1,700               49,283
Cardinal Financial Corp.                                    4,000               46,480
Centennial Bank Holdings, Inc.                              6,000 a             62,040
Center Financial Corp.                                      2,100               49,644
EZCORP, Inc.                                                1,800 a             67,842
First Regional Bancorp                                        500 a             44,000
Firstfed Financial Corp                                     1,100               63,437
Flag Financial Corp.                                        2,800               54,460
Independent Bank Corp.                                      1,700               44,710
Innkeepers USA Trust REIT                                   4,100               70,848
OceanFirst Financial Corp.                                  2,100               46,662
Preferred Bank, Los Angeles                                   900               48,249
SeaBright Insurance Holdings, Inc.                          4,100 a             66,051
Sterling Financial Corp/PA                                  2,300               50,370
SWS Group. Inc.                                             2,100               50,652
Thomas Weisel Partners Group, Inc.                          2,800 a             53,228
TierOne Corp.                                               1,750               59,098
Union Bankshares Corp.                                      1,350               58,239
Universal Amer Financial CRP                                3,200 a             42,080
Vineyard National Bancorp Co.                               2,600               69,940
WesBanco, Inc.                                              1,500               46,485
West Coast Bancorp/OR                                       1,700               50,099
Western Alliance Bancorp                                    1,700 a             59,126
                                                                             1,526,253
Health Care--19.6%
Albany Molecular Research, Inc.                             6,800 a             72,624
Amsurg Corp.                                                1,800 a             40,950
Arena Pharmaceuticals Inc.                                  4,700 a             54,426
ArQule, Inc.                                                5,300 a             29,892
ArthroCare Corp.                                            1,500 a             63,015
Atherogenics, Inc.                                          4,100 a             53,505
Biosite, Inc.                                               1,500 a             68,490
Cambrex Corp.                                               2,100               43,743
Coley Pharmaceutical Group                                  4,000 a             46,200
DJO, Inc.                                                   1,600 a             58,928
Genomic Health, Inc.                                        5,500 a             64,735
Gentiva Health Services, Inc.                               4,000               64,120
Greatbatch, Inc.                                            2,800 a             66,080
Health Tronics, Inc.                                        7,900 a             60,435
K-V Pharmaceutical Co., Class A                             2,300 a             42,918
Lexicon Genetics, Inc.                                      9,200 a             40,388
LHC Group LLC                                               2,100 a             41,832
LifeCell Corp.                                              1,700 a             52,564
Luminex Corp.                                               4,300 a             74,777
Myogen, Inc.                                                2,100 a             60,900
Myriad Genetics, Inc.                                       2,200 a             55,550
Pain Therapeutics, Inc.                                     7,300 a             60,955
Palomar Medical Technologies, Inc.                          1,450 a             66,164
Progenics Pharmaceuticals, Inc.                             2,900 a             69,774
Regeneron Pharmaceuticals Inc.                              4,700 a             60,254
Res-Care, Inc.                                              3,200 a             64,000
Sciele Pharma, Inc.                                         2,400 a             55,656
Stratagene Corp.                                            6,200               38,254
Vital Images, Inc.                                          2,100 a             51,870
Vital Signs, Inc.                                             850               42,101
Zoll Medical Corp.                                          2,400 a             78,624
                                                                             1,743,724
Industrials--12.0%
BlueLinx Holdings, Inc.                                     4,300               56,029
Builders FirstSource, Inc.                                  3,000 a             61,080
Comfort Systems USA Inc.                                    5,200               74,308
Dynamex, Inc.                                               3,400 a             74,154
EnPro Industries, Inc.                                      1,700 a             57,120
Freightcar America, Inc.                                    1,100               61,061
Heico Corp.                                                 1,400               39,690
K&F Industries Holdings, Inc.                               2,600 a             46,098
Kforce, Inc.                                                4,000 a             61,960
Marlin Business Services Corp.                              3,000 a             67,680
NN, Inc.                                                    5,100               62,985
Rofin-Sinar Technologies Inc.                               1,250 a             71,838
SCS Transportation, Inc.                                    2,400 a             66,072
Sun Hydraulics Corp.                                        3,200               66,496
Tennant Co.                                                   900               45,252
Valley National Gases, Inc.                                   200                5,230
Waste Industries USA Inc.                                   3,400               77,112
Woodhead Industries, Inc.                                   4,000               76,560
                                                                             1,070,725
Information--9.8%

Allscripts Healthcare Solutions, Inc                        3,600 a             63,180
Bankrate, Inc.                                              1,700 a             64,192
Cybersource Corp.                                           5,500 a             64,350
First Advantage Corp.                                       2,400 a             55,824
Forrester Research, Inc.                                    1,700 a             47,566
Journal Communications, Inc.                                3,200               35,968
Kendle International, Inc.                                  1,900 a             69,787
MTC Technologies, Inc.                                      2,400 a             56,712
SM&A                                                        5,100 a             31,110
SonicWall, Inc.                                             4,900 a             44,051
Sourcecorp, Inc.                                            2,600 a             64,454
Stamps.com, Inc.                                            2,250 a             62,595
Stellent, Inc.                                              4,600               43,930
Sykes Enterprises, Inc.                                     3,900 a             63,024
The Knot, Inc.                                              2,300               48,139
Vasco Data Security International                           7,300 a             60,955
                                                                               875,837
Materials--4.8%
Gibraltar Industries, Inc.                                  2,400               69,600
Greif, Inc.                                                   650               48,724
Koppers Holdings, Inc.                                      3,400               67,966
Pioneer Companies, Inc.                                     2,100 a             57,288
Ryerson, Inc.                                               2,300               62,100
Schulman A, Inc.                                            2,800               64,092
Steel Technologies Inc.                                     3,000               58,320
                                                                               428,090
Oil & Gas Producer--3.9%
Callon Petroleum Co.                                        3,100 a             59,954
Goodrich Petroleum Corp.                                    2,100 a             59,619
NATCO Group, Inc.                                           2,300 a             92,460
Parallel Petroleum Corp.                                    3,200 a             79,072
The Exploration Co. of Delaware                             5,200 a             55,432
                                                                               346,537
Technology & Electronics--16.4%
ADE Corp.                                                   2,100 a             68,229
Aeroflex Inc.                                               5,300 a             61,851
Anaren, Inc.                                                3,200 a             65,568
Ansoft Corporation                                          3,300 a             67,584
Computer Programs & Systems Inc.                            1,450               57,942
CTS Corp.                                                   4,350               64,772
Digi International, Inc.                                    5,300 a             66,409
i2 Technologies, Inc.                                       3,800 a             48,146
Ikanos Communications, Inc.                                 3,400 a             51,646
Landauer, Inc.                                              1,450               69,455
MRO Software, Inc.                                          3,600 a             72,252
Neoware, Inc.                                               2,800 a             34,412
Net Gear, Inc.                                              2,700 a             58,455
Netlogic Microsystems, Inc.                                 2,100 a             67,725
Netscout Systems, Inc.                                      7,000 a             62,440
Park Electrochemical Corp.                                  2,100               54,075
QuickLogic Corp.                                           10,700               52,323
Rackable Systems, Inc.                                      1,700 a             67,133
Radisys Corp.                                               3,400 a             74,664
SPSS, Inc.                                                  1,900 a             61,066
Standard Microsytems Corp.                                  2,800 a             61,124
Supertex, Inc.                                              1,700 a             67,898
Synnex Corp.                                                3,100 a             58,776
TTM Technologies, Inc.                                      3,200 a             46,304
                                                                             1,460,249
Telecommunications--1.0%
North Pittsburgh Systems, Inc.                              2,100               57,876
Talk America Holdings, Inc.                                 5,300 a             32,807
                                                                                90,683
Utilities--1.5%
American States Water Company                               1,100               39,215
Cascade Natural Gas Corp.                                   1,900               40,071
Central Vermont Public Service Corp.                        1,450               26,796
Laclede Group Inc./The                                        800               27,485
                                                                               133,567
Total Equities
      (cost $8,941,614)                                                      8,818,681

Affiliated Investments--0.6%                   Rate         Shares            Value ($)
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Institutional Preferred
      Plus Money Market                        5.32        52,929 b,c           52,929
      (cost $52,929)
Total Investments (cost $8,994,543)                          99.7%           8,871,610
Cash and Receivables (Net)                                    0.3%              27,301
Net Assets                                                  100.0%           8,898,911

Notes to Schedule of Investments:

a    Non-income producing security
b    Stated rate is the seven day yield for the fund at June 30, 2006.
c    Affilated institutional money market fund.

          Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the prospectus and the statement of additional information previously filed with the Securities and Exchange Commission on Form N-CSR.

          The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

          Aggregate cost                                              8,994,543
                                                               =================
          Gross Unrealized appreciation                                 304,709
          Gross Unrealized depreciation                                (427,642)
                                                               -----------------
          Net unrealized appreciation/(depreciation)                   (122,933)
                                                               =================

Mellon Institutional Funds Investment Trust
The Boston Company Small Cap Tax-Sensitive Equity Fund
Schedule of Investments - June 30, 2006 (Unaudited)

Equities--94.1%                                                     Shares             Value ($)
--------------------------------------------------------------------------------------------------
Consumer Discretionary--9.1%
Bright Horizons Family Solutions, Inc.                              44,790      a,b    1,688,135
California Pizza Kitchen, Inc.                                      44,930      a,b    1,234,676
Casual Male Retail Group, Inc.                                      62,100      a      624,105
Hibbett Sporting Goods Inc.                                         14,100      a      336,990
iRobot Corp.                                                        30,490      a,b    758,591
Lin TV Corp.                                                        98,234      a      741,667
Lions Gate Entertainment Corp.                                      177,300     a,b    1,515,915
Penn National Gaming, Inc.                                          39,370      a,b    1,526,769
Red Robin Gourmet Burgers, Inc.                                     25,834      a,b    1,099,495
Ruth's Chris Steak House, Inc.                                      77,140      a      1,575,199
Steiner Leisure Ltd. - ADR                                          40,670      a      1,607,685
Too, Inc.                                                           18,728      a      718,968
Tractor Supply Co.                                                  20,660      a      1,141,878
                                                                                       14,570,073
Consumer Staples--5.0%
Hain Celestial Group, Inc.                                          62,410      a      1,607,682
Herbalife Ltd.                                                      22,230      a      886,977
Inter Parfums, Inc.                                                 65,600             1,129,632
Peet's Coffee & Tea, Inc.                                           40,456      a      1,221,367
Rite Aid Corp.                                                      280,530     a,b    1,189,447
The Boston Beer Co., Inc.                                           32,850      a      962,177
USANA Health Sciences, Inc.                                         26,440      a,b    1,002,076
                                                                                       7,999,358
Energy--7.9%
Arena Resources, Inc.                                               36,630      a      1,256,043
Complete Production Services, Inc.                                  66,310      a      1,567,568
Dril-Quip, Inc.                                                     16,030      a      1,321,513
Frontier Oil Corp.                                                  28,680             929,232
Global Industries, Ltd.                                             61,850      a      1,032,895
Gulf Island Fabrication, Inc.                                       36,280             727,051
Hydril Co.                                                          16,511      a      1,296,444
Oil States International, Inc.                                      60,200      a      2,063,656
Penn Virginia Corp.                                                 16,780             1,172,586
W-H Energy Services, Inc.                                           25,570      a      1,299,723
                                                                                       12,666,711
Financial--6.8%
Arch Capital Group Ltd. ADR                                         14,300      a      850,278
CapitalSource, Inc.                                                 50,310      a      1,180,273
Crescent Real Estate Equities Co. REIT                              41,430      a      768,941
Cullen/Frost Bankers, Inc.                                          8,900              509,970
First Cash Financial Services, Inc.                                 37,850      a      747,538
First Midwest Bancorp, Inc.                                         34,200             1,268,136
Home Bancshares, Inc.                                               5,010       a      113,727
Mercantile Bank Corp.                                               12,234      b      487,509
Nara Bancorp, Inc.                                                  26,630      b      499,313
Portfolio Recovery Associates, Inc.                                 36,860      a      1,684,502
The Colonial BancGroup, Inc.                                        47,800             1,227,504
The First Marblehead Corp.                                          26,160      b      1,489,550
                                                                                       10,827,241
Health Care--18.9%
Applera Corp.-Celera Genomics Group                                 81,450      a      1,054,778
Array BioPharma, Inc.                                               59,330      a,b    510,238
ArthroCare Corp.                                                    18,700      a      785,587
Community Health Systems, Inc.                                      29,700      a      1,091,475
Covance, Inc.                                                       34,590      a,b    2,117,600
Cytyc Corp.                                                         46,400      a      1,176,704
Emdeon Corp.                                                        103,600     a      1,285,676
Enzon Pharmaceuticals, Inc.                                         78,210      a,b    589,703
Fisher Scientific International                                     25,300             1,848,165
Foxhollow Technologies, Inc.                                        34,000      a,b    928,880
Haemonetics Corp.                                                   24,010      a      1,116,705

Integra LifeSciences Holdings                                       29,810      a      1,156,926
InterMune, Inc.                                                     56,300      a,b    926,135
Medarex, Inc.                                                       59,050      a,b    567,471
Merit Medical Systems, Inc.                                         75,480      a      1,038,605
MGI Pharma Inc.                                                     35,900      a      771,850
Natus Medical, Inc.                                                 82,560      a      816,518
Nektar Therapeutics                                                 77,150      a,b    1,414,931
PDL BioPharma, Inc.                                                 28,680      a,b    527,999
Pediatrix Medical Group, Inc.                                       25,070      a      1,135,671
PerkinElmer, Inc.                                                   82,960             1,733,864
Respironics, Inc.                                                   47,150      a      1,613,473
Rigel Pharmaceuticals, Inc.                                         61,070      a      594,211
Triad Hospitals                                                     18,150      a,b    718,377
VCA Antech, Inc.                                                    26,100      a      833,373
Vertex Pharmaceuticals, Inc.                                        17,750      a,b    651,603
Viasys Healthcare Inc.                                              40,310      a      1,031,936
Wellcare Group Inc.                                                 28,700      a,b    1,407,735
ZymoGenetics, Inc.                                                  33,000      a      626,010
                                                                                       30,072,199
Industrials--21.0%
Alaska Air Group, Inc.                                              49,380      a      1,946,560
Bucyrus International, Inc., Class A                                17,750             896,375
CIRCOR International, Inc.                                          27,540             839,695
Copart, Inc.                                                        31,340      a      769,710
Corrections Corp. of America                                        26,220      a      1,388,087
Evergreen Solar, Inc.                                               37,080      a      481,298
FTI Consulting, Inc.                                                52,760      a      1,412,385
GATX Corp.                                                          31,500             1,338,750
Global Cash Access, Inc.                                            68,790      a      1,075,188
Hub Group, Inc., Class A Shares                                     87,717      a      2,151,698
Huron Consulting Group, Inc.                                        27,341      a      959,396
Interline Brands, Inc.                                              73,120      a      1,709,546
Landstar System                                                     37,560             1,773,959
MSC Industrial Direct Co., Inc.                                     26,750             1,272,498
Mueller Water Products, Inc., Class A Shares                        47,930      a      834,461
Old Dominion Freight Line                                           27,643      a      1,039,100
Pacer International, Inc.                                           53,810             1,753,130
Quanta Services Inc.                                                99,930      a,b    1,731,787
Robbins & Myers, Inc.                                               50,810             1,328,173
School Specialty, Inc.                                              23,290      a      741,787
Stericycle, Inc.                                                    12,600      a      820,260
Team, Inc.                                                          21,069      a      527,778
UAP Holding Corp.                                                   53,700             1,171,197
Universal Truckload Services, Inc.                                  13,841      a,b    472,393
Wabtec Corp.                                                        37,890             1,417,086
Washington Group International, Inc.                                34,040      a      1,815,694
West Corp.                                                          36,610      a      1,753,985
                                                                                       33,421,976
Information Technology--22.2%
24/7 Real Media, Inc.                                               191,520     a,b    1,681,546
AMIS Holdings, Inc.                                                 162,840     a      1,628,400
Ariba, Inc.                                                         85,089      a      700,282
Arris Group, Inc.                                                   79,040      a      1,037,005
BEA Systems, Inc.                                                   96,480      a      1,262,923
Brocade Communications Systems, Inc.                                129,300     a      793,902
Business Objects SA - ADR                                           27,000      a      734,400
Cirrus Logic, Inc.                                                  79,060      a      643,548
Cymer, Inc.                                                         27,100      a      1,259,066
Exar Corp.                                                          125,640     a      1,667,243
Filenet Corp.                                                       77,520      a      2,087,614
Forrester Research, Inc.                                            31,790      a      889,484
Hypercom Corp.                                                      80,160      a      749,496
Informatica Corp.                                                   87,580      a      1,152,553
Jack Henry & Associates, Inc.                                       39,400             774,604
ManTech International Corp., Class A                                39,640      a      1,223,290
Marchex, Inc.                                                       57,140      a,b    938,810
Micrel Inc.                                                         72,300      a      723,723
Mindspeed Technologies, Inc.                                        242,100     a,b    583,461
NIC, Inc.                                                           174,030     a      1,258,237

O2Micro International Ltd. - ADR                                    66,370      a      510,385
Online Resources Corp.                                              160,600     a      1,660,604
Palm, Inc.                                                          110,320     a,b    1,776,152
Polycom, Inc.                                                       57,270      a      1,255,358
Progress Software Corp.                                             18,480      a      432,617
Radyne Corp.                                                        91,410      a      1,040,246
Rudolph Technologies, Inc.                                          70,970      a      1,029,065
Sify Ltd. ADR                                                       73,440      a      732,931
Tektronix, Inc.                                                     37,850             1,113,547
Unica Corp.                                                         24,323      a,b    240,798
ValueClick, Inc.                                                    49,450      a,b    759,058
Verisign, Inc.                                                      48,450      a,b    1,122,587
Wright Express Corp.                                                64,950      a      1,866,663
                                                                                       35,329,598
Materials--2.2%
Iamgold corp.                                                       62,420             555,538
Kinross Gold Corp.                                                  156,620     a      1,705,592
Pan American Silver Corp.                                           39,310      a      707,187
Stillwater Mining Co.                                               45,198      a      573,107
                                                                                       3,541,424
Utilities--1.0%
ITC Holdings Corp.                                                  59,890             1,591,876
Total Equities
     (cost $133,222,198)                                                               150,020,456

                                                                    Principal
Short-Term Investments--.2%           Rate      Maturity            Amount ($)         Value ($)
--------------------------------------------------------------------------------------------------
U.S. Government
U.S. Treasury Bill                    4.75      9/14/2006

      (cost $252,473)                                               255,000     c,d    252,549

Investment of Cash Collateral--12.5%                                Shares             Value ($)
--------------------------------------------------------------------------------------------------
BlackRock Cash Strategies L.L.C.
      (cost $20,007,130)              5.14                          20,007,130  e      20,007,130

Affiliated Investments--6.8%
Dreyfus Institutional Preferred
      Plus Money Market Fund
      (cost $10,918,189)              5.32                          10,918,189  e,f    10,918,189
Total Investments (cost $164,399,990)                               113.6%             181,198,324
Liabilities, Less Cash and Receivables                              (13.6%)            (21,629,574)
Net Assets                                                          100.0%             159,568,750

Notes to Schedule of Investments:
ADR - American Depository Receipts
GDR - Global Depository Receipts

a     Non-income producing security
b     Security, or a portion of thereof, was on loan at June 30,2006.
c Denotes all or part of security segregated as collateral for futures transactions.
d     Rate noted is yield to maturity.
e     Stated rate is the seven day yield for the fund at June 30, 2006.
f     Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.


The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

   Aggregate cost                                        164,399,990
                                                        ============
   Gross Unrealized appreciation                          21,279,138
   Gross Unrealized depreciation                          (4,480,804)
                                                        ------------
   Net unrealized appreciation/(depreciation)             16,798,334
                                                        ============

At June 30, 2006 the Portfolio held the following futures contracts:

                                                                                  Underlying
                                                                                  Face Amount     Unrealized
         Contract                      Position           Expiration Date          at Value         Gain
------------------------------------------------------------------------------------------------------------
Russell 2000 Index (17 Contracts)        Long                9/15/2006            $ 6,217,750     $ 361,549
                                                                                                  =========

Mellon Institutional Funds Investment Trust
The Boston Company Small/Mid Cap Growth Fund
Schedule of Investments - June 30, 2006 (Unaudited)

Equities--96.6%                                                     Shares             Value ($)
--------------------------------------------------------------------------------------------------
Consumer Discretionary--10.4%
Bright Horizons Family Solutions, Inc.                              4,450       a      167,721
California Pizza Kitchen, Inc.                                      6,390       a      175,597
Claire's Stores, Inc.                                               8,000              204,080
Gamestop Corp., Class A Shares                                      6,500       a      273,000
Lin TV Corp.                                                        12,280      a      92,714
Lions Gate Entertainment Corp.                                      24,598      a,b    210,313
Penn National Gaming, Inc.                                          5,270       a      204,371
Petsmart, Inc.                                                      7,600              194,560
Red Robin Gourmet Burgers, Inc.                                     3,426       a      145,811
Ross Stores, Inc.                                                   7,900              221,595
Too, Inc.                                                           2,420       a      92,904
Tractor Supply Co.                                                  2,680       a      148,124
                                                                                       2,130,790
Consumer Staples--4.1%
Dean Foods Corp.                                                    5,900       a      219,421
Hain Celestial Group, Inc.                                          8,160       a      210,202
Herbalife Ltd.                                                      2,960       a      118,104
Rite Aid Corp.                                                      36,960      a,b    156,710
USANA Health Sciences, Inc.                                         3,720       a,b    140,988
                                                                                       845,425
Energy--8.7%
ArthroCare Corp.                                                    2,400       a      100,824
Cameron International Corp.                                         3,330       a      159,074
Consol Energy, Inc.                                                 2,360              110,259
Dril-Quip, Inc.                                                     2,040       a      168,178
ENSCO International, Inc.                                           3,460              159,229
Global Industries, Ltd.                                             10,620      a      177,354
Hydril Co.                                                          2,189       a      171,880
Oil States International, Inc.                                      8,070       a      276,640
Range Resources Corp.                                               8,410       b      228,668
Tesoro Corp.                                                        3,200              237,952
                                                                                       1,790,058
Financial--7.0%
Arch Capital Group Ltd. ADR                                         2,000       a      118,920
CapitalSource, Inc.                                                 6,680       a      156,713
Crescent Real Estate Equities Co. REIT                              5,480       a      101,709
Cullen/Frost Bankers, Inc.                                          1,200              68,760
First Midwest Bancorp, Inc.                                         4,530              167,972
Portfolio Recovery Associates, Inc.                                 4,730       a      216,161
The Colonial BancGroup, Inc.                                        7,900              202,872
The First Marblehead Corp.                                          4,550              259,077
UAP Holding Corp.                                                   7,000              152,670
                                                                                       1,444,854
Health Care--19.6%
Community Health Systems, Inc.                                      5,900       a      216,825
Covance, Inc.                                                       4,630       a      283,449
Cytyc Corp.                                                         6,500       a      164,840
Emdeon Corp.                                                        14,780      a      183,420
Fisher Scientific International                                     4,680       b      341,874
Haemonetics Corp.                                                   3,090       a      143,716
IMS Health, Inc.                                                    8,400       b      225,540
Integra LifeSciences Holdings                                       4,200       a      163,002
Laboratory Corp. of America Holdings                                4,400       a      273,812
Medarex, Inc.                                                       7,930       a      76,207
MGI Pharma, Inc.                                                    4,600       a      98,900
Nektar Therapeutics                                                 9,940       a      182,300
PDL BioPharma, Inc.                                                 3,780       a      69,590
Pediatrix Medical Group, Inc.                                       2,200       a      99,660
PerkinElmer, Inc.                                                   11,610             242,649
Pharmaceutical Product Development, Inc.                            8,060              283,067

Respironics, Inc.                                                   8,670       a      296,687
Triad Hospitals                                                     2,600       a      102,908
VCA Antech, Inc.                                                    3,900       a      124,527
Vertex Pharmaceuticals, Inc.                                        2,350       a,b    86,269
Viasys Healthcare, Inc.                                             5,390       a      137,984
Wellcare Group, Inc.                                                3,200       a      156,960
ZymoGenetics, Inc.                                                  4,400       a      83,468
                                                                                       4,037,654
Industrials--19.5%
Alaska Air Group, Inc.                                              6,180       a      243,616
Bucyrus International, Inc., Class A                                2,310              116,655
Copart, Inc.                                                        4,080       a      100,205
Corrections Corp. of America                                        3,460       a      183,172
FTI Consulting, Inc.                                                7,020       a      187,925
GATX Corp.                                                          3,810              161,925
Global Cash Access, Inc.                                            9,190       a      143,640
Hub Group, Inc., Class A Shares                                     11,390      a      279,397
Huron Consulting Group, Inc.                                        3,680       a      129,131
Interline Brands, Inc.                                              9,640       a      225,383
Landstar System                                                     7,320              345,724
MSC Industrial Direct Co., Inc.                                     3,490              166,019
Mueller Water Products, Inc., Class A Shares                        6,180       a      107,594
Old Dominion Freight Line                                           3,690       a      138,707
Pacer International, Inc.                                           6,990              227,734
Quanta Services Inc.                                                12,910      a,b    223,730
School Specialty, Inc.                                              3,140       a      100,009
Stericycle, Inc.                                                    3,900       a      253,890
Wabtec Corp.                                                        5,260              196,724
Washington Group International, Inc.                                4,550       a      242,697
West Corp.                                                          4,800       a      229,968
                                                                                       4,003,845
Information Technology--22.9%
Alliance Data Systems Corp.                                         3,800       a      223,516
Altera Corp.                                                        5,300       a      93,015
Amdocs, Ltd. ADR                                                    9,500       a      347,700
AMIS Holdings, Inc.                                                 21,000      a      210,000
Arris Group, Inc.                                                   10,300      a      135,136
BEA Systems, Inc.                                                   12,690      a      166,112
Brocade Communications Systems, Inc.                                17,000      a      104,380
Business Objects SA - ADR                                           3,500       a      95,200
Cirrus Logic, Inc.                                                  10,540      a      85,796
Cymer, Inc.                                                         3,510       a      163,075
Filenet Corp.                                                       10,060      a      270,916
Harris Corp.                                                        5,820              241,588
Hypercom Corp.                                                      10,540      a      98,549
Informatica Corp.                                                   11,400      a      150,024
Intersil Corp., Class A Shares                                      4,340              100,905
Jack Henry & Associates, Inc.                                       9,000              176,940
ManTech International Corp., Class A                                5,150       a      158,929
Micrel Inc.                                                         9,400       a      94,094
Microchip Technology, Inc.                                          5,400              181,170
Palm, Inc.                                                          18,860      a,b    303,646
Polycom, Inc.                                                       7,410       a      162,427
Rudolph Technologies, Inc.                                          5,900       a      85,550
Satyam Computer Services Ltd. ADR                                   5,800       a      192,212
Tektronix, Inc.                                                     4,910              144,452
ValueClick, Inc.                                                    6,540       a      100,389
Verisign, Inc.                                                      9,300       a      215,481
Wright Express Corp.                                                14,950      a      429,663
                                                                                       4,730,865
Materials--3.4%
Iamgold corp.                                                       8,220              73,158
Kinross Gold Corp.                                                  21,000      a      228,690
Pan American Silver Corp.                                           5,110       a      91,929
Sigma-Aldrich Corp.                                                 4,100       b      297,824
                                                                                       691,601
Utilities--1.0%
ITC Holdings Corp.                                                  8,000              212,637
Total Equities
      (cost $18,689,628)                                                               19,887,729

                                                                    Principal
Short-Term Investments--0.2%          Rate      Maturity            Amount ($)         Value ($)
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government
U.S. Treasury Bill

      (cost $34,654)                  4.75      9/14/2006           35,000      c,d    34,664


Investment of Cash Collateral--6.2%                                 Shares
                                                                    ------
BlackRock Cash Strategies L.L.C.
      (cost $1,265,920)               5.14                          1,265,920   e      1,265,920

Affiliated Investment--6.5%
Dreyfus Institutional Preferred
      Plus Money Market Fund
      (cost $1,328,495)               5.32                          1,328,495   e,f    1,328,495
Total Investments (cost $21,318,697)                                109.5%             22,516,808
Liabilities, Less Cash and Receivables                              (9.5%)             (1,957,378)
Net Assets                                                          100.0%             20,559,430

Notes to Schedule of Investments:
ADR - American Depository Receipts
GDR - Global Depository Receipts

a     Non-income producing security
b     Security, or a portion of thereof, was on loan at June 30, 2006
c     Rate noted is yield to maturity.
d     Denotes all or part of security pledged as collateral.
e     Stated rate is the seven day yield for the fund at June 30, 2006.
f     Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.


The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

   Aggregate cost                                         21,318,697
                                                         ===========
   Gross Unrealized appreciation                           1,679,394
   Gross Unrealized depreciation                            (481,283)
                                                         -----------
   Net unrealized appreciation/(depreciation)              1,198,111
                                                         ===========

Mellon Institutional Funds Investment Trust
Standish Mellon Intermediate Tax Exempt Bond Fund
Schedule of Investments - June 30, 2006 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

Security                                                                               Rate     Maturity    Par Value    Value
------------------------------------------------------------------------------------------------------------------------------------
BONDS - 97.5%
GENERAL OBLIGATIONS - 16.3%
ABAG CA Odd Fellows Homes                                                              5.700    8/15/2014   1,000,000     1,029,210
California State                                                                       5.000    10/1/2011     200,000       209,218
California State                                                                       5.000    10/1/2011      70,000        72,643
California State                                                                       5.000     6/1/2014   1,435,000     1,509,505
California State NCL                                                                   6.600     2/1/2009   1,000,000     1,063,860
California State NCL                                                                   5.750    11/1/2011     300,000       324,315
Commonwealth of Massachusetts NCL                                                      6.000    11/1/2010   1,350,000     1,457,717
Goose Creek TX Independent School District                                             7.000    8/15/2009     370,000       402,797
New York NY NCL                                                                        5.000     6/1/2011   1,000,000     1,038,670
New York NY NCL                                                                        5.000     8/1/2011     770,000       800,692
New York NY NCL                                                                        5.000     8/1/2011   1,700,000     1,767,762
New York NY NCL                                                                        5.000     8/1/2013   1,500,000     1,568,025
Northeast TX Independent School District NCL                                           7.000     2/1/2009   1,000,000     1,074,300
Puerto Rico Commonwealth Fuel Sales Tax Revenue (a)                                    5.000     7/1/2018   3,000,000     3,041,820
Puerto Rico Public Building Authority Revenue                                          5.000     7/1/2028   1,000,000     1,022,290
Puerto Rico Public Financial Corp. LOC: Government Development Bank for Puerto  Rico   5.750     8/1/2027   2,250,000     2,379,173
                                                                                                                        -----------
                                                                                                                         18,761,997
                                                                                                                        -----------
GOVERNMENT BACKED - 4.7%
Alpine UT School District                                                              5.000    3/15/2011      25,000        25,635
District of Columbia Prerefunded MBIA NCL                                              5.750     6/1/2010      10,000        10,660
Goose Creek TX Independent School District PSF                                         7.000    8/15/2009     230,000       250,739
Met Govt Nashville & Davidson TN Industrial Development Board Revenue Prerefunded      7.500   11/15/2010   1,000,000     1,121,640
Oklahoma DFA Revenue Hillcrest Healthcare System                                       5.625    8/15/2019   2,185,000     2,307,688
Palm Beach County FL Solid Waste AMBAC                                                 6.000    10/1/2009      60,000        63,811
Puerto Rico Commonwealth Highway & Transportation Authority Revenue                    5.750     7/1/2041   1,500,000     1,644,360
Texas Municipal Power Agency MBIA (b)                                                  0.000     9/1/2016      10,000         6,302
                                                                                                                        -----------
                                                                                                                          5,430,835
                                                                                                                        -----------
HOUSING REVENUE - 5.0%
Colorado HFA Single Family Project AMT (a)                                             6.800     2/1/2031   1,705,000     1,752,876
Colorado HFA Single Family Project AMT (a)                                             6.600     8/1/2032   1,290,000     1,324,843
Florida Housing Finance Corp. FSA                                                      5.750     1/1/2017      50,000        50,726
Illinois Financial Authority Student Housing Revenue NCL                               5.000     6/1/2012   1,160,000     1,188,640
Nebraska Investment Finance Authority SFM FHA VA AMT                                   6.700     9/1/2026      35,000        35,121
Ohio HFA Mortgage Revenue AMT GNMA                                                     5.350     9/1/2018     215,000       218,154
Rhode Island Housing & Mortgage Finance Corp.                                          4.950    10/1/2016     150,000       149,049
Tennessee Housing Development Agency Homeownership Project AMT NCL                     5.750     7/1/2007     840,000       848,963
Utah HFA ATM SFM                                                                       5.400     7/1/2020     230,000       232,176
                                                                                                                        -----------
                                                                                                                          5,800,548
                                                                                                                        -----------
INDUSTRIAL DEVELOPMENT - 10.4%
Connecticut Gaming Authority Mohegan Tribe                                             5.375     1/1/2011   1,000,000     1,016,000
Gloucester NJ Resource Recovery                                                        6.850    12/1/2029     500,000       538,625
Golden State Tobacco Securitization Corp.                                              5.000     6/1/2020     500,000       514,785
Golden State Tobacco Securitization Corp.                                              5.000     6/1/2021   1,115,000     1,120,419
Hendersonville TN Kroger                                                               5.950   12/15/2008     170,000       172,144
Mass DFA Waste Management Resource Recovery AMT                                        6.900    12/1/2029     500,000       537,605
Michigan State Strategic Funding AMT NCL (a)                                           3.750     8/1/2027     500,000       496,680
Morehouse Parish LA Pollution Control Revenue, International Paper Project             5.250   11/15/2013   1,000,000     1,026,310
Northern TOB Securitization Corp. Alaska                                               4.750     6/1/2015     570,000       572,155
San Manuel Entertainment Series 2004-C                                                 4.500    12/1/2016   1,000,000       979,540
Tobacco Settlement Authority Iowa                                                      5.600     6/1/2035   1,000,000     1,074,160
Tobacco Settlement Authority Southern California                                       4.750     6/1/2025   1,000,000       986,420

Tobacco Settlement Authority Washington                                                6.500     6/1/2026     960,000     1,043,683
Tobacco Settlement Funding Corp. NJ                                                    5.000     6/1/2010     500,000       512,070
Tobacco Settlement Funding Corp. NJ                                                    4.375     6/1/2019     425,000       424,307
Tobacco Settlement Funding Corp. NY                                                    5.250     6/1/2013   1,000,000     1,024,670
                                                                                                                        -----------
                                                                                                                         12,039,573
                                                                                                                        -----------
INSURED BOND - 37.2%
Atlanta Georgia Apartment Revenue                                                      5.250     1/1/2012     900,000       943,173
Broward County FL School Board AMBAC (d)                                               5.000     7/1/2013   1,000,000     1,048,610
California State                                                                       6.000     4/1/2016   1,000,000     1,128,900
Carroll Texas Indpependent School District                                             6.500    2/15/2016   1,155,000     1,214,321
Charleston SC COP MBIA                                                                 6.000    12/1/2008   1,000,000     1,048,150
Chicago Illinois Transportation Authority AMBAC                                        5.250     6/1/2013   1,000,000     1,067,870
Cleveland Ohio Waterworks Revenue MBIA                                                 5.500     1/1/2013   1,500,000     1,582,320
Colorado State Department of Corrections Penitentiary II Project B AMBAC               5.000     3/1/2015   1,000,000     1,050,080
Cook County IL High School FGIC NCL                                                    7.875    12/1/2014     750,000       939,780
Cook County IL School District FSA NCL                                                 6.750     5/1/2010   1,750,000     1,917,475
Corpus Christi TX Business & Job Development Corp. Sales Tax Revenue AMBAC NCL         5.000     9/1/2011   1,215,000     1,270,428
District of Columbia FSA NCL                                                           5.500     6/1/2011   1,000,000     1,065,220
District of Columbia MBIA NCL                                                          5.750     6/1/2010      15,000        15,950
Douglas County CO School District MBIA                                                 7.000   12/15/2012     625,000       728,219
Fairfax County VA EDA Residential Recovery AMT                                         6.100     2/1/2011   1,000,000     1,076,060
Farmington New Mexico Pollution Control Revenue FGIC                                   3.550     4/1/2029   2,000,000     1,968,280
Georgia Municipal Electric Authority Power FGIC NCL                                    6.250     1/1/2012   1,150,000     1,275,132
Golden State Tobacco Securitization Corp. (c )                                         0.000     6/1/2023     750,000       592,688
Harris County Texas Health Facility Development Corp. MBIA                             6.000     6/1/2013   1,000,000     1,101,190
Harris County Texas Toll Revenue FGIC NCL                                              6.000     8/1/2012   1,000,000     1,099,450
Hawaii Harbor System Revenue                                                           5.000     1/1/2014   1,000,000     1,036,660
Hillsborough County Fl Assessment Revenue FGIC                                         5.000     3/1/2013   1,000,000     1,043,600
Honolulu City & County Water Revenue                                                   5.000     7/1/2014   1,000,000     1,038,660
Intermountain Power Agency UT NCL                                                      6.500     7/1/2010   1,000,000     1,094,740
Louisville & Jefferson County KY Regional Airport Authority Revenue FSA AMT            5.500     7/1/2011   1,355,000     1,429,755
Mass State School Building Authority Dedicated Sales Tax Revenue FSA                   5.000    8/15/2013   1,000,000     1,055,600
Mesa Arizona Utility System Revenue                                                    5.000     7/1/2018   1,000,000     1,058,290
Mesa Arizona Utility System Revenue NCL                                                6.000     7/1/2020   1,250,000     1,450,125
Metropolitan Washington DC Apartment Authority System AMT MBIA                         5.000    10/1/2012   1,000,000     1,037,320
Nassau County NY FGIC                                                                  6.000     7/1/2010      25,000        26,835
New Jersey Health Care Facilities Financing Authority Revenue AMBAC                    4.800     8/1/2021     640,000       644,454
New Jersey State Transportation FSA                                                    5.750   12/15/2014     770,000       858,127
New Jersey State Transportation FSA                                                    5.750   12/15/2014     230,000       254,251
New York Dormitory Authority Presbyterian Hospital AMBAC                               4.400     8/1/2013      50,000        50,150
New York Dormitory Authority State University Educational Facilities MBIA              6.000    5/15/2015   1,000,000     1,079,750
New York Dormitory Authority State University Educational Facilities MBIA IBC          5.250    5/15/2015   2,000,000     2,134,780
North Carolina Medical Care Community HCF Revenue AMBAC                                5.000    10/1/2012     750,000       786,765
Orange County CA COP MBIA                                                              5.800     7/1/2016     400,000       408,000
Pasco County FL Solid Waste AMBAC AMT NCL                                              6.000     4/1/2010   1,000,000     1,052,380
Pennsylvania Economic DFA Resource Recovery Revenue; Colver Project AMT AMBAC          5.000    12/1/2012   1,000,000     1,033,120
Puerto Rico Electric Power Authority Revenue                                           5.500     7/1/2016     500,000       546,170
South Carolina Transit Infrastructure Bank Revenue AMBAC NCL                           5.250    10/1/2015   1,000,000     1,079,630
Stafford TX Economic Development FGIC                                                  6.000     9/1/2015     525,000       590,641
                                                                                                                        -----------
                                                                                                                         42,923,099
                                                                                                                        -----------
LEASE REVENUE - 5.4%
Greenville County South Carolina School District                                       5.000    12/1/2011   1,000,000     1,039,250
New Jersey Economic Development Authority Revenue School Facilities ConstructionNCL    5.000     9/1/2012   1,000,000     1,045,690
New York Dormitory Authority Revenue                                                   5.250   11/15/2023   4,000,000     4,211,640
                                                                                                                        -----------
                                                                                                                          6,296,580
                                                                                                                        -----------
REVENUE BONDS - 14.1%
Broward County FL Resource Recovery                                                    5.000    12/1/2007     500,000       506,600
California State Department of Water Resources Power Supply NCL                        5.500     5/1/2010     250,000       262,965
California Statewide Communities DFA - Kaiser Permanente                               2.300     4/1/2033   1,250,000     1,234,288
Camden NJ Cooper Hospitals NCL (f)                                                     5.600    2/15/2007      75,000        74,982

Energy Northwest Washington Electricity Revenue                                        5.000     7/1/2011   1,000,000     1,042,500
Franklin County Ohio Revenue Refunding Trinity Health Credit NCL                       5.000     6/1/2014   1,340,000     1,396,762
Illinois DFA Depaul University NCL                                                     5.500    10/1/2011   1,000,000     1,060,470
Illinois HEFA Condell Medical Center                                                   6.000    5/15/2010     345,000       352,542
Illinois HEFA Northwestern University                                                  5.050    11/1/2032     725,000       749,940
Indiana Health Facility Financing Authority Revenue                                    5.000    11/1/2011     500,000       519,585
Lubbock TX Health Facilities Development St. Joseph Healthcare System                  5.000     7/1/2008   2,000,000     2,042,420
Mass DFA Williston School (f)                                                          6.000    10/1/2013     205,000       213,831
Mass HEFA Lahey Clinic Medical Center FGIC                                             5.000    8/15/2014   1,000,000     1,049,540
Mass HEFA Partners NCL                                                                 5.000     7/1/2012   1,250,000     1,306,475
Metropolitan Transportation Authority NY Revenue                                       5.250   11/15/2014   1,000,000     1,068,950
Michigan State Hospital Finance Authority                                              5.250   11/15/2010   1,000,000     1,039,350
New Hampshire HEFA Monadnock Hospital                                                  5.250    10/1/2007     180,000       181,874
New Mexico State Hospital Equipment Loan Revenue Presbyterian Healthcare Services      5.750     8/1/2012   1,000,000     1,085,330
New York NY City Industrial Development Agency Special Facility Revenue                5.500     1/1/2014   1,000,000     1,057,100
Wisconsin State Transportation                                                         5.500     7/1/2010      15,000        15,816
                                                                                                                        -----------
                                                                                                                         16,261,320
                                                                                                                        -----------
SPECIAL REVENUES - 4.4%
Florida Hurricane Catastrophe Revenue                                                  5.250     7/1/2012   2,000,000     2,117,720
Jicarilla NM Apache Nation Revenue                                                     5.000     9/1/2013     500,000       510,515
Puerto Rico Commonwealth Government Development Bank                                   5.000    12/1/2015   1,000,000     1,028,670
Puerto Rico Commonwealth Government Development Bank AMT                               5.250     1/1/2015     600,000       619,902
Puerto Rico Commonwealth Highway & Transportation Authority Revenue                    5.000     7/1/2007     750,000       755,869
                                                                                                                        -----------
                                                                                                                          5,032,676
                                                                                                                        -----------
TOTAL BONDS (Cost $113,277,796)                                                                                         112,546,628
                                                                                                                        -----------
SHORT-TERM INVESTMENTS - 4.7%
Short-Term Bonds - 4.6%
Idaho Health Facility Authority Revenue FSA (e)                                        3.980     7/1/2035   2,400,000     2,400,000
Indiana Health Facility Financing Authority (e)                                        4.030     3/1/2030   1,100,000     1,100,000
Kansas State Department of Transit Highway  Revenue (e)                                3.980     9/1/2020     300,000       300,000
Kansas State Department of Transit Highway  Revenue (e)                                3.980     9/1/2020     500,000       500,000
University NC Hospital - Chapel Hill Revenue (e)                                       3.980    2/15/2031   1,000,000     1,000,000
                                                                                                                        -----------
Total Short Term Bonds (Cost $5,300,000)                                                                                  5,300,000
                                                                                                                        -----------

Investment Companies - 0.1%                                                                                  Shares
                                                                                                          -----------
Wells Fargo National Tax-Free Money Market Fund (Cost $ 119,027)                                              119,027       119,027
                                                                                                                        -----------

Total Short Term Investments (Cost $ 5,419,027)                                                                           5,419,027
                                                                                                                        -----------

TOTAL INVESTMENTS - 102.2 (Cost $ 118,696,823)                                                                          117,965,655
                                                                                                                        -----------

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2%)                                                                           (2,559,990
                                                                                                                        -----------

NET ASSETS-100%                                                                                                         115,405,665
                                                                                                                        ===========

Notes to Schedule of Investments:
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
COP - Certification of Participation
DFA - Development Finance Authority
EDA - Economic Development Authority
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IBC  - Insured Bond Certificate
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
NCL - Non-callable
SFM - Single Family Mortgage
TOB - Tobacco
VA - Veterans Administration

(a) Variable Rate Security; rate indicated is as of June 30,2006.
(b) Zero coupon security.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date.
(d) Delayed delivery security.
(e) Variable rate securities that reset monthly or more frequently and have put features that can be exercised within 7 days.
(f) Illiquid Security. At the period end, the value of these securities amounted to $288,813 or 0.3% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.


The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

   Aggregate cost                                         118,696,823
                                                         ============
   Gross Unrealized appreciation                              936,171
   Gross Unrealized depreciation                           (1,667,339)
                                                         ------------
   Net unrealized appreciation/(depreciation)                (731,168)
                                                         ============

Mellon Institutional Funds Investment Trust
Newton International Equity Fund
Schedule of Investments - June 30, 2006 (Unaudited)

Equities--99.8%                                                   Shares               Value ($)
--------------------------------------------------------------------------------------------------
Australia--1.7%
ABC Learning Centres Ltd.                                         50,192               238,577
Excel Coal Ltd.                                                   51,879               310,941
                                                                                       549,518
Belgium--1.1%
KBC Groupe                                                        3,254                349,126

Brazil--7.8%
All America Latina Logistica                                      5,481                372,001
Brasil Telecom Participacoes SA                                   7,897         a      257,205
Companhia Vale do Rio Doce ADR                                    17,152               412,334
Diagnosticos da America SA                                        12,790        a      254,098
Gafisa SA                                                         21,127        a      230,363
Natura Cosmeticos SA                                              31,100               326,174
Petroleo Brasileiro SA                                            8,962         a      715,526
                                                                                       2,567,701
Canada--4.0%
Canadian Pacific Railway Ltd.                                     4,472                228,191
EnCana Corp.                                                      4,901                258,299
Goldcorp, Inc.                                                    10,870               327,962
Oncolytics Biotech Inc.                                           93,674        a      267,928
Paramount Resources Ltd.                                          7,427                239,731
                                                                                       1,322,111
France--10.9%
Accor SA                                                          3,768                229,313
AXA Rights                                                        11,797        a      9,957
AXA SA                                                            11,797               387,107
Carrefour SA                                                      8,583                503,137
L'Oreal SA                                                        3,645                344,232
Sanofi-Synthelabo SA                                              3,413                333,015
Societe Generale                                                  4,013                590,160
Total SA                                                          10,214               672,023
Vivendi SA                                                        14,625               512,447
                                                                                       3,581,391
Germany--8.2%
Comdirect Bank AG                                                 32,894               318,010
Deutsche Boerse AG                                                3,093                421,242
Deutsche Post AG                                                  13,760               368,818
Deutsche Postbank AG                                              4,500                323,754
Deutsche Wohnen AG                                                912           a      279,845
Henkel KGaA                                                       2,998                342,592
MLP AG                                                            9,825                202,409
Praktiker Bau- und Heimwerkermaerkte AG                           8,108                225,411
Tipp24 AG                                                         8,297         a      213,690
                                                                                       2,695,771
Hong Kong--2.5%
China Netcom Group Corp Hong Kong Ltd.                            183,000              320,474
Esprit Holdings Ltd.                                              29,000               236,750
Melco International Development Ltd.                              110,000              276,204
                                                                                       833,428
Ireland--1.3%
Irish Life & Permanent PLC                                        17,547               417,367
Italy--1.9%
Telecom Itlia Spa                                                 88,166               227,748
UniCredito Italiano Spa                                           49,179               383,630
                                                                                       611,378
Japan--13.8%
Hakuhodo Dy Holdings, Inc.                                        2,900                213,425
Japan Tobacco, Inc.                                               149                  543,073
Kao Corp.                                                         13,000               340,311
Keihin Electric Express Railway Co., Ltd.                         31,000               219,474

Misawa Homes Holdings, Inc.                                       4,000         a      131,807
Mitsubishi Corp.                                                  16,000               319,552
Mitsubishi Tokoyo Financial Group                                 47                   657,285
Mizuno Corp.                                                      31,000               213,242
Nikko Cordial Corp.                                               23,000               294,310
Nippon Express Co., Ltd.                                          40,000               216,065
Nippon System Development Co., Ltd.                               8,200                284,538
Nissan Motor Co.                                                  32,000               349,620
Toyota Motor Corp.                                                14,100               738,213
                                                                                       4,520,915
Malaysia--0.6%
Bursa Malaysia Bhd                                                132,000              206,699

Netherlands--3.9%
ASM Lithography Holding NV                                        9,624         a      194,946
ING Groep NV CVA                                                  11,045               434,041
Philips Electronics NV                                            7,727                241,400
Royal Numico NV                                                   5,420                243,212
SNS Reaal                                                         8,200         a      178,684
                                                                                       1,292,283
Norway--2.8%
Norsk Hydro ASA                                                   16,945               449,296
Statoil ASA                                                       16,013               454,176
                                                                                       903,472
Russia--2.4%
AFK Sistema - GDR                                                 15,466        a      310,867
Lukoil - ADR                                                      5,849                486,637
                                                                                       797,504
Singapore--2.7%
DBS Group Holdings, Ltd.                                          34,000               388,903
Singapore Airlines Ltd.                                           30,000               240,774
Singapore Post Ltd.                                               377,000              257,305
                                                                                       886,982
South Africa--0.6%
MTN Group Ltd.                                                    26,680               197,450

South Korea--3.4%
KT&G Corp. 144A GDR                                               16,340        b      457,520
Samsung Corp.                                                     11,760               323,050
Samsung Electronics Co., Ltd 144A GDR                             1,032                324,306
                                                                                       1,104,876
Switzerland--8.6%
Nestle SA                                                         1,804                566,424
Novartis AG                                                       10,223               553,363
Roche Holding AG                                                  4,072                672,896
UBS AG Registered Shares                                          6,053         a      663,207
Zurich Financial Services AG                                      1,625                356,092
                                                                                       2,811,982
Thailand--3.4%
Advanced Info Service PLC                                         101,100              238,819
Bank of Ayudhya PLC                                               695,700              315,895
Banpu PLC                                                         70,400               243,906
Siam Commercial Bank Public Co. Ltd.                              206,500              313,002
                                                                                       1,111,622
United Kingdom--18.2%
Anglo American PLC                                                6,656                272,850
Barclays PLC                                                      45,589               517,763
BHP Billition                                                     37,079               718,873
BP PLC                                                            43,180               503,172
British American Tobacco PLC                                      17,681               445,075
Cable & Wireless PLC                                              167,201              355,374
GlaxoSmithKline PLC                                               24,974               697,431
ICAP PLC                                                          61,292               564,134
Old Mutual PLC                                                    161,036              485,876
Prudential PLC                                                    45,202               510,444
Standard Chartered PLC                                            21,120               515,249
Tesco PLC                                                         54,398               335,796
                                                                                       5,922,037
Total Investments (cost $31,296,405)                              99.8%                32,683,613

Cash and Receivables (Net)                                                      0.2%   55,572
Net Assets                                                        100.0%               32,739,185


Notes to Schedule of Investments;
ADR - American Depository Receipts
GDR - Global Depository Receipts

a    Non-income producing security
b Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

   Aggregate cost                                       31,296,405
                                                       ===========
   Gross Unrealized appreciation                         2,267,465
   Gross Unrealized depreciation                          (880,257)
                                                       -----------
   Net unrealized appreciation/(depreciation)            1,387,208
                                                       ===========

At June 30, 2006 the Portfolio held the following forward foreign currency exchange contracts:

   Contracts to Receive    Local Principal Amount     Contract Value Date   Value at June 30,         USD Amount      Unrealized
                                                                                 2006                 to Deliver      Gain/(Loss)
   ------------------------------------------------------------------------------------------------------------------------------
   Euro                                 1,186,649              11/15/2006          $1,531,260         $1,527,000         $4,260
   Norwegian Krone                      4,767,786              10/13/2006             771,876            785,000        (13,124)
   Swiss Franc                            754,358              12/15/2006             628,266            628,000            266
                                                                                   --------------------------------------------
                                                                                   $2,931,402         $2,940,000        ($8,598)
                                                                                   ============================================

   Contracts to Deliver    Local Principal Amount     Contract Value Date   Value at June 30,         USD Amount     Unrealized
                                                                                 2006                 to Receive        (Loss)
   -----------------------------------------------------------------------------------------------------------------------------
   Japanese Yen                         2,571,663                7/3/2006             $22,478            $22,076          ($402)
   Swiss Franc                            366,938              12/15/2006             305,603            303,000        ($2,603)
                                                                                     ------------------------------------------
                                                                                     $328,081           $325,076        ($3,005)
                                                                                     ==========================================

Mellon Institutional Funds Investment Trust
Mellon Institutional Market Neutral Fund
Schedule of Investments - June 30, 2006 (Unaudited)

--------------------------------------------------------------------------------
Security Description                                        Shares         Value
--------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 99.9%
EQUITIES - 99.9%
Consumer Discretionary - 18.7%
Autonation, Inc. (a)                                            636       13,636
Barnes & Noble, Inc.                                            600       21,900
Black & Decker Corp.                                            400       33,784
Brinker International, Inc.                                     400       14,520
CBRL Group, Inc.                                                200        6,784
Claire's Stores, Inc.                                           200        5,102
Darden Restaurants, Inc.                                        900       35,460
The DIRECTV Group, Inc. (a)                                     600        9,900
Family Dollar Stores, Inc.                                    1,600       39,088
Furniture Brands International, Inc.                            800       16,672
Harley-Davidson, Inc.                                           200       10,978
Hilton Hotels Corp.                                             500       14,140
International Game Technology                                   600       22,764
KB Home                                                         200        9,170
Lowe's Companies, Inc.                                          700       42,469
Media General, Inc., Class A                                    300       12,567
Meredith Corp.                                                  600       29,724
Payless Shoesource, Inc. (a)                                    700       19,019
Sherwin-Williams Corp.                                          500       23,740
Target Corp.                                                    100        4,887
Tempur-Pedic International, Inc. (a)                            500        6,755
Thor Industries, Inc.                                           600       29,070
Tiffany & Co.                                                   400       13,208
Toll Brothers, Inc. (a)                                         500       12,785
Williams-Sonoma, Inc.                                         1,300       44,265
                                                                       ---------
                                                                         492,387
                                                                       ---------
Consumer Staples - 5.4%
Del Monte Foods Company                                       1,300       14,599
Hormel Foods Corp.                                            1,000       37,140
The Kroger Co.                                                  600       13,116
Estee Lauder Companies, Class A                                 500       19,335
McCormick & Co., Inc.                                           200        6,710
Pepsi Bottling Group, Inc.                                    1,200       38,580
Tootsie Roll Industries, Inc.                                   400       11,652
                                                                       ---------
                                                                         141,132
                                                                       ---------
Energy - 8.6%
Apache Corp.                                                    200       13,650
BJ Services Co.                                                 200        7,452
Chesapeake Energy Corp.                                         400       12,100
ConocoPhillips                                                  100        6,553
Exxon Mobil Corp.                                               200       12,270
Hess Corp.                                                      400       21,140
Nabors Industries Ltd. (a)                                    1,300       43,927
Patterson-UTI Energy, Inc.                                    1,000       28,310
Tidewater, Inc.                                                 200        9,840
Unit Corp. (a)                                                  400       22,756
XTO Energy, Inc.                                              1,100       48,697
                                                                       ---------
                                                                         226,695
                                                                       ---------
Financials - 10.6%
AmeriCredit Corp. (a)                                         1,200       33,504
Cincinnati Financial Corp.                                    1,000       47,010
CIT Group, Inc.                                                 200       10,458
IndyMac Bancorp, Inc.                                           100        4,585
Lehman Brothers Holdings, Inc.                                  400       26,060
MGIC Investment Corp.                                           100        6,500
Ohio Casualty Corp.                                           1,400       41,622
Old Republic International Corp.                              1,000       21,370
Prudential Financial, Inc.                                      100        7,770
Reinsurance Group of America                                    300       14,745
SAFECO Corp.                                                    800       45,080
Sky Financial Group, Inc.                                       200        4,722
The Bear Stearns Companies, Inc.                                100       14,008
                                                                       ---------
                                                                         277,434
                                                                       ---------

Health Care - 9.0%
Aetna, Inc.                                                     600       23,958
Amerisourcebergen Corp.                                         700       29,344
Caremark Rx, Inc.                                               700       34,909
Community Health Systems, Inc. (a)                              300       11,025
Dade Behring Holdings, Inc.                                     600       24,984
Health Management Associates, Inc.                              500        9,855
Intuitive Surgical, Inc.(a)                                     100       11,797
Kinetic Concepts, Inc. (a)                                      200        8,830
King Pharmaceuticals, Inc. (a)                                1,600       27,200
McKesson Corp.                                                  100        4,728
Mylan Laboratories, Inc.                                      1,300       26,000
Stryker Corp.                                                   200        8,422
Wellpoint, Inc. (a)                                             200       14,554
                                                                       ---------
                                                                         235,606
                                                                       ---------
Industrials - 15.3%
Allied Waste Industries, Inc. (a)                             1,600       18,176
American Standard Cos., Inc.                                    100        4,327
AMR Corp.                                                       800       20,336
Avery Dennison Corp.                                            600       34,836
Cummins, Inc.                                                   200       24,450
Donaldson Co., Inc.                                             200        6,774
Equifax, Inc.                                                   200        6,868
Hunt (JB) Transprt Services, Inc.                             1,400       34,874
Illinois Tool Works, Inc.                                       100        4,750
Ingersoll-Rand Co., Class A                                     400       17,112
Joy Global, Inc.                                                200       10,418
Korn/Ferry International (a)                                    800       15,672
L-3 Communications Holdings, Inc.                               200       15,084
Lockheed Martin Corp.                                           300       21,522
Manpower, Inc.                                                  200       12,920
Herman Miller, Inc.                                             200        5,154
Norfolk Southern Corp.                                          500       26,610
Paccar, Inc.                                                    200       16,476
Southwest Airlines Co.                                        1,300       21,281
Terex Corp.                                                     100        9,870
Thomas & Betts Corp. (a)                                        600       30,780
Timken, Co.                                                     400       13,404
United Rentals. Inc. (a)                                      1,000       31,980
                                                                       ---------
                                                                         403,674
                                                                       ---------

Information Technology - 16.5%
Advanced Micro Devices, Inc. (a)                              1,000       24,420
Advent Software, Inc. (a)                                       300       10,821
Arrow Electronics, Inc.                                         500       16,100
Avnet, Inc. (a)                                                 400        8,008
CommScope, Inc. (a)                                             300        9,426
CSG Systems International , Inc. (a)                          1,300       32,162
DST Systems Inc. (a)                                            200       11,900
EMC Corp./Massachusetts                                       1,100       12,067
Fair Issac Corp.                                                100        3,631
Fiserv, Inc. (a)                                                500       22,680
Ingram Micro, Inc. Class A (a)                                1,000       18,130
International Business Machines Corp.                           600       46,092
Jabil Circuit, Inc.                                             600       15,360
Lam Research Corp. (a)                                          400       18,648
Mettler-Toledo International, Inc. ADR (a)                      500       30,285
Micrel, Inc. (a)                                              2,200       22,022
Molex, Inc.                                                   1,100       36,927
MPS Group, Inc. (a)                                             500        7,530
National Semiconductor Corp.                                  1,200       28,620
NCR Corp. (a)                                                   500       18,320
Nvidia Corp. (a)                                                500       10,645
Plexus Corp. (a)                                                600       20,526
Total System Services, Inc.                                     500        9,625
                                                                       ---------
                                                                         433,945
                                                                       ---------
Materials - 6.7%
Bemis Co.                                                       700       21,434
Louisana-Pacific                                              1,800       39,420
Nucor Corp.                                                     400       21,700
Pactiv Corp. (a)                                                200        4,950
Phelps Dodge Corp.                                              300       24,648
Rohm & Haas Co.                                                 200       10,024
Steel Dynamics, Inc.                                            200       13,148
Valspar Corp.                                                 1,500       39,615
                                                                       ---------
                                                                         174,939
                                                                       ---------
Telecommunication Service - 0.8%
Telephone & Data Systems, Inc.                                  500       20,700
                                                                       ---------


Utilities - 8.3%
AGL Resources, Inc.                                           1,200       45,744
Duke Energy Corp.                                               400       11,748
Edison International                                            400       15,600
Oneok, Inc.                                                   1,100       37,444
PPL Corp.                                                     1,300       41,990
Sierra Pacific Resources (a)                                    900       12,600
The AES Corp. (a)                                             2,300       42,435
TXU Corp.                                                       200       11,958
                                                                       ---------
                                                                         219,519
                                                                       ---------
TOTAL EQUITIES (Cost $2,611,650)                                       2,626,031
                                                                       ---------
TOTAL UNAFFILIATED INVESTMENTS                                         2,626,031
                                                                       ---------

SHORT-TERM INVESTMENTS - 2.9%
AFFILIATED INVESTMENTS - 2.9%                         Rate        Shares
                                                      ----        ------
Dreyfus Institutional Preferred Plus Money Market
Fund (b) (c) (Cost $ 75,778)                         5.320%       75,778         75,778

TOTAL INVESTMENTS - 102.8% (Cost $2,687,428)                                  2,701,809
                                                                              ---------
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8%)                                  (73,594)
                                                                              ---------
NET ASSETS-100%                                                               2,628,215
                                                                              =========

Notes to Schedule of Investments:
(a) Non-income producing security
(b) Stated rate is the seven day yield for the fund at June 30, 2006.
(c) Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost                                          5,354,083
                                                       ==========
Gross Unrealized appreciation                             292,333
Gross Unrealized depreciation                            (234,837)
                                                       ----------
Net unrealized appreciation/(depreciation)                 57,496
                                                       ==========

 Equities Sold Short - (99.8%)
Consumer Discretionary - (21.0%)
Autozone, Inc. (a)                                            100        (8,820)
Bandag, Inc.                                                  600       (21,954)
Best Buy Co.,Inc                                              200       (10,968)
Carmax, Inc. (a)                                              500       (17,730)
Chico's FAS, Inc. (a)                                         400       (10,792)
Cooper Tire & Rubber Corp.                                    900       (10,026)
Dow Jones & Co., Inc.                                       1,200       (42,012)
Eastman Kodak Co.                                           1,800       (42,804)
Federated Department Stores, Inc.                             800       (29,280)
Harrah's Entertainment, Inc.                                  200       (14,236)
Interpublic Group of Cos, Inc. (a)                          1,800       (15,030)
ITT Educational Services                                      100        (6,581)
Johnson Controls, Inc.                                        100        (8,222)
Lamar Advertising Co. (a)                                     600       (32,316)
Mohawk Industries, Inc. (a)                                   200       (14,070)
OfficeMax, Inc.                                               800       (32,600)
OSI Restaurant Partners, Inc.                                 300       (10,380)
Polo Ralph Lauren Corp.                                       200       (10,980)
RH Donnelley Corp.                                            800       (43,256)
Regis Corp.                                                   500       (17,805)
Scientific Games Corp. (a)                                  1,300       (46,306)
Stanley Works/The                                             400       (18,888)
Station Casinos, Inc.                                         400       (27,232)
Urban Outfitters, Inc. (a)                                  2,700       (47,223)
VF Corp.                                                      200       (13,584)
                                                                       --------
                                                                       (553,095)
                                                                       --------

Consumer Staples - (6.7%)
Clorox Co.                                                    100        (6,097)
CVS Corp.                                                     600       (18,420)
HJ Heinz Co.                                                  300       (12,366)
Hershey Co./The                                               900       (49,563)
Ruddick Corp.                                                 700       (17,157)
Tyson Foods, Inc., Class A Shares                           2,900       (43,094)
Whole Foods Market, Inc.                                      100        (6,464)
WM Wrigley Jr Co.                                             500       (22,680)
                                                                       --------
                                                                       (175,841)
                                                                       --------
Energy - (9.2%)
Baker Hughes, Inc.                                            200       (16,370)
El Paso Corp.                                               3,300       (49,500)
FMC Technologies, Inc. (a)                                    200       (13,492)
Halliburton Co.                                               200       (14,842)
Hanover Compressor Co. (a)                                    900       (16,902)
Kerr-McGee Corp.                                              200       (13,870)
Massey Energy                                                 800       (28,800)
Plains Exploration & Production Co. (a)                     1,100       (44,594)
Quicksilver Resources, Inc. (a)                               400       (14,724)
Range Resources Corp.                                         600       (16,314)
Schlumberger Ltd.                                             200       (13,022)
                                                                       --------
                                                                       (242,430)
                                                                       --------
Financials - (11.3%)
Arthur J Gallagher & Co.                                    1,300       (32,942)
CNA Financial Corp. (a)                                     1,000       (32,960)
Commerce Bancorp, Inc.                                        300       (10,701)
Compass Bancshares I                                          100        (5,560)
Everest Re Group Ltd.                                         500       (43,285)
Forest City Enterprises, Inc.                                 900       (44,919)
JPMorgan Chase & Co.                                          100        (4,200)
Nuveen Investments - Class A                                  400       (17,220)
People's Bank/Bridgeport CT                                   900       (29,565)
T Rowe Price Group I                                          200        (7,562)
The Bank of New York Company, Inc.                            700       (22,540)
The St. Paul Travelers Companies, Inc.                        900       (40,122)
Valley National Bancorp                                       200        (5,142)
                                                                       --------
                                                                       (296,718)
                                                                      --------
Health Care - (9.3%)
Advanced Medical Optics, Inc. (a)                             100        (5,070)
Allergan, Inc.                                                300       (32,178)
Boston Scientific Corp. (a)                                   500        (8,420)
Bristol-Myers Squibb Co.                                      900       (23,274)
Covance, Inc. (a)                                             800       (48,976)
Davita, Inc. (a)                                              300       (14,910)
Forest Laboratories, Inc. (a)                                 300       (11,607)
Gen-Probe, Inc. (a)                                           200       (10,796)
Kos Pharmaceuticals, Inc. (a)                                 400       (15,048)
Medco Health Solutions (a)                                    300       (17,184)
Medtronic, Inc.                                               200        (9,384)
Par Pharmaceutical Cos., Inc. (a)                           1,300       (23,998)
Resmed, Inc. (a)                                              500       (23,475)
                                                                       --------
                                                                       (244,320)
                                                                       --------
Industrials - (12.3%)
Airtran Holdings, Inc. (a)                                  1,700       (25,262)
Alexander & Baldwin, Inc.                                     700       (30,989)
American Power Conversion Corp.                             2,400       (46,776)
Ametek, Inc.                                                  500       (23,690)
Copart, Inc. (a)                                              400        (9,824)
Deere & Co.                                                   100        (8,349)
Expeditors International Washington, Inc.                     200       (11,202)
GATX Corp.                                                    600       (25,500)
Harsco Corp.                                                  200       (15,592)
HNI Corp.                                                     200        (9,070)
IDEX Corp.                                                    100        (4,720)
Pall Corp.                                                  1,400       (39,200)
R. R. Donnelley & Sons Co. (a)                                200        (6,390)
Stericycle, Inc. (a)                                          300       (19,530)
Tecumseh Products Co. (a)                                   1,300       (24,960)
The Brink's Co.                                               400       (22,564)
                                                                       --------
                                                                       (323,618)
                                                                       --------

Information Technology - (10.5%)
Adobe Systems, Inc. (a)                                       200        (6,072)
Autodesk, Inc. (a)                                            200        (6,892)
Automatic Data Processing, Inc.                               100        (4,535)
Avid Technology, Inc. (a)                                     800       (26,664)
CA, Inc.                                                    1,100       (22,605)
Cognizant Technology Solutions Corp. (a)                      400       (26,948)
Cypress Semiconductor Corp. (a)                             1,400       (20,356)
Diebold, Inc.                                                 600       (24,372)
Electronic Arts, Inc. (a)                                     500       (21,520)
International Rectifier Corp. (a)                             900       (35,172)
Macrovision Corp. (a)                                         500       (10,760)
Parametric Technology Corp. (a)                               500        (6,355)
PMC-Sierra, Inc. (a)                                        1,500       (14,100)
Sandisk Corp. (a)                                             300       (15,294)
Silicon Laboratories, Inc. (a)                                500       (17,575)
SRA International, Inc. (a)                                   200        (5,326)
Take-Two Interactive Software, Inc. (a)                       400        (4,264)
Tektronix, Inc.                                               200        (5,884)
                                                                     ----------
                                                                       (274,694)
                                                                     ----------
Materials - (8.5%)
Bowater, Inc.                                                 600       (13,650)
Cabot Corp.                                                 1,300       (44,876)
Cytec Industries, Inc.                                        800       (42,928)
El Du Pont de Nemours & Co.                                   200        (8,320)
Minerals Technologies, Inc.                                   100        (5,200)
Monsanto Co.                                                  500       (42,095)
Owens-Illinois, Inc. (a)                                    1,100       (18,436)
Smurfit-Stone Container Corp. (a)                             500        (5,470)
Weyerhaeuser Co.                                              700       (43,575)
                                                                     ----------
                                                                       (224,550)
                                                                     ----------
Telecommunication Services - (0.5%)
Crown Castle Intl. Co. (a)                                    200        (6,908)
NII Holdings, Inc. (a)                                        100        (5,638)
                                                                     ----------
                                                                        (12,546)
                                                                     ----------
Utilities - (10.5%)
Ameren Corp.                                                  900       (45,450)
Aqua America, Inc.                                            700       (15,953)
Black Hills Corp.                                             300       (10,299)
DPL, Inc.                                                   1,700       (45,560)
Exelon Corp.                                                  900       (51,147)
MDU Resources Group, Inc.                                     600       (21,966)
Peoples Energy Corp.                                          300       (10,773)
PNM Resources, Inc.                                           500       (12,480)
Questar Corp.                                                 200       (16,098)
Southern Union Co.                                          1,700       (46,002)
                                                                     ----------
                                                                       (275,728)
                                                                     ----------
Total Equities Sold Short (Cost $ -2,666,655)                        (2,623,540)
                                                                     ----------

Mellon Institutional Funds Investment Trust
The Boston Company World ex-U.S. Value Fund
Schedule of Investments - June 30, 2006 (Unaudited)

Equities--97.8%                                                   Shares               Value ($)
-------------------------------------------------------------------------------------------------
Australia--2.3%
Amcor Ltd.                                                        67,049               332,646
Coca-Cola Amatil Ltd.                                             32,270               169,926
Indurance Australia Group Ltd.                                    28,890               114,793
National Australia Bank Ltd.                                      12,715               332,031
Qantas Airways Ltd.                                               9,100                20,005
TABCORP Holdings, Ltd.                                            24,170               272,856
                                                                                       1,242,257
Belgium--0.8%
Fortis                                                            12,540               427,684

Brazil--1.2%
Petroleo Brasileiro SA                                            4,150         a      370,637
Tele Norte Leste Participacoes SA                                 20,040               255,510
                                                                                       626,147
Canada--4.1%
Canadian Imperial Bank of Commerce                                4,310                288,712
EnCana Corp.                                                      8,160                429,542
Loblaw Companies Ltd.                                             11,220               518,094
Petro - Canada                                                    8,350                396,500
Quebecor World, Inc.                                              32,430               360,559
Torstar Corp.                                                     10,470               187,846
                                                                                       2,181,253
China--0.4%
China Telecom Corp., Ltd.                                         645,000              207,636

Finland--0.9%
M-real Oyj                                                        30,700               151,933
Nokia Oyj                                                         6,410                130,826
UPM-Kymmene Oyj                                                   10,060               216,771
                                                                                       499,530
France--8.5%
BNP Paribas                                                       4,520                432,646
Carrefour SA                                                      8,050                471,893
Credit Agricole SA                                                10,220               388,813
France Telecom SA                                                 33,708               724,608
Lafarge SA                                                        960                  120,494
Legardere SCA                                                     1,210                89,282
PSA Peugeot Citroen                                               4,760                296,137
Sanofi-Synthelabo SA                                              5,190                506,401
Thomson                                                           11,770               194,616
Total SA                                                          13,320               876,380
Valeo SA                                                          11,287               401,837
                                                                                       4,503,107
Germany--7.9%
Allianz AG                                                        1,660                262,209
Deutsche Bank AG                                                  4,029                453,401
Deutsche Lufthansa AG                                             2,770                51,009
Deutsche Post AG                                                  27,900               747,822
Deutsche Telekom AG                                               24,440               393,174
E On AG                                                           2,210                254,410
Hannover Rueckversicheru                                          11,800        a      412,707
Infineon Technologies AG                                          36,900        a      411,005
Medion AG                                                         4,450                58,272
Metro AG                                                          4,830                273,747
Siemens AG                                                        7,880                685,535
Volkswagen AG                                                     2,700                189,315
                                                                                       4,192,606
Greece--0.5%
Public Power Corp.                                                11,010               260,754

Hong Kong--1.7%

Bank of East Asia Ltd.                                            46,929               193,070
BOC Hong Kong Holdings Ltd.                                       80,000               156,580
Citic Pacific Ltd.                                                29,600               87,283
Denway Motors Ltd.                                                768,000              257,121
Huadian Power International Co.                                   818,000              231,728
                                                                                       925,782
Hungary--0.3%
Magyar Telekom                                                    45,740               174,008

India--1.0%
Hindalco Industries Ltd. 144A/Reg S GDR                           16,600               63,278
ICICI Bank Ltd.                                                   5,300                125,345
Mahanagar Telephone Nigam Ltd.- ADR                               15,850               108,890
Reliance Inds Co. Version                                         9,210         d      131,017
Reliance Industries Ltd. 144A - GDR                               2,310                107,184
                                                                                       535,714
Indonesia--0.3%
PT Gudang Garam Tbk                                               175,180              179,681

Ireland--1.2%
Bank of Ireland                                                   35,490               633,115

Italy--3.6%
Compagnia Assicuratrice Unipol Spa                                74,620               239,992
Enel Spa                                                          20,660               178,071
Eni Spa                                                           18,200               536,004
Mediaset Spa                                                      30,210               356,192
Saras Spa                                                         14,800        a      94,820
UniCredito Italiano Spa                                           63,360               495,872
                                                                                       1,900,951
Japan--22.5%
Aeon Co., Ltd.                                                    20,600               451,936
Aiful Corp.                                                       7,320                390,920
Ajinomoto Co., Inc.                                               15,300               169,435
Astellas Pharma, Inc.                                             9,400                345,075
Canon, Inc.                                                       6,904                338,556
Dentsu, Inc.                                                      167                  461,253
Fuji Photo Film Co., Ltd.                                         18,900               634,350
Funao Electric Co., Ltd.                                          3,400                329,866
Hinos Motors Ltd.                                                 70,600               410,975
JS Group Corp.                                                    13,600               285,884
Kao Corp.                                                         17,200               450,258
KDDI Corp.                                                        43                   264,216
Kuraray Co., Ltd.                                                 16,800               187,956
Mabuchi Motor Co., Ltd.                                           3,900                233,161
Matsumotokiyoshi Co., Ltd.                                        9,857                250,711
Minebea Co., Ltd.                                                 14,400               78,413
Mitsubishi Tokoyo Financial Group                                 30                   419,544
Mitsui Trust Holdings Inc.                                        7,000                84,127
Nippon Express Co., Ltd.                                          134,800              728,139
Nippon Paper Group, Inc.                                          46                   188,165
Nissan Motor Co.                                                  46,300               505,856
Orix Corp.                                                        290                  70,846
Ricoh Co., Ltd.                                                   22,100               433,655
Rinnai Corp.                                                      7,800                206,573
Rohm Co., Ltd.                                                    7,300                652,731
Sekisui Chemical Co., Ltd.                                        50,600               436,962
Sekisui House Ltd.                                                33,000               453,133
SFCG Co., Ltd.                                                    827                  187,938
Shinsei Bank Ltd.                                                 60,100               380,845
Sumitomo Mitsui Financial                                         59                   623,984
Takefuji Corp.                                                    8,020                478,074
TDK Corp.                                                         4,300                326,982
The 77 Bank Ltd.                                                  38,000               264,715
Toyoda Gosei Co., Ltd.                                            8,600                172,511
                                                                                       11,897,745
Malaysia--1.2%
Malayan Banking Berhad                                            114,000              332,190
Sime Darby Berhad                                                 199,100              298,216


                                                                                       630,406
Mexico--1.0%
Coca-Cola Femsa, S.A. de C.V. - ADR                               8,750                258,300
Telefonos de Mexico SA de CV - ADR                                14,260               297,036
                                                                                       555,336
Netherlands--3.1%
ABN Amro Holding NV                                               15,872               434,155
Aegon NV                                                          19,626               335,557
Heineken NV                                                       8,500                360,334
Philips Electronics NV                                            16,160               504,856
Wolters Kluwer NV                                                 220                  5,196
                                                                                       1,640,098
Russia--0.6%
Lukoil - ADR                                                      3,800                316,160
Singapore--2.1%
DBS Group Holdings, Ltd.                                          55,710               637,229
United Overseas Bank Ltd.                                         47,550               468,769
                                                                                       1,105,998
South Africa--1.2%
Nampak Ltd.                                                       78,550        a      200,551
Nedbank Group, Ltd.                                               15,766               249,239
Sappi, Ltd.                                                       15,540               191,750
                                                                                       641,540
South Korea--3.7%
Hyundai Motor Co.                                                 3,490                296,630
Kookmin Bank - ADR                                                3,710                308,153
Korea Electric Power Corp.                                        6,040                223,881
KT Corp. - ADR                                                    12,830               275,204
LG Electronics, Inc.                                              1,770                107,324
Lotte Shopping Co., Ltd.                                          49            a      19,067
Lotte Shopping Co., Ltd. GDR 144A                                 9,600         d      183,936
POSCO                                                             320                  85,880
Samsung Electronics Co., Ltd.                                     402                  255,622
SK Telecom Co., Ltd. - ADR                                        9,540                223,427
                                                                                       1,979,124
Spain--2.0%
Banco Santander Central Hispano SA                                17,053               249,040
Gamesa Corp Tecnological                                          1,400                30,006
Gas Natural SDG SA                                                7,320                223,443
Repsol YPF SA                                                     19,190               549,454
                                                                                       1,051,943
Sweden--0.4%
Svenska Cellulosa AB-B                                            5,150                213,002
Switzerland--5.8%
CIBA Specialty Chemicals AG                                       9,498                529,263
Clariant AG                                                       13,550        a      192,226
Nestle SA                                                         2,341                735,032
Novartis AG                                                       9,960                539,127
Swiss Re                                                          7,813                545,888
UBS AG Registered Shares                                          4,810         a      527,016
                                                                                       3,068,552
Taiwan--2.1%
Compal Electronics, Inc.                                          297,327              284,167
First Financial Holding Co., Ltd.                                 291,000              220,516
SinoPac Financial Holdings Co., Ltd.                              622,000              314,550
United Microelectronics Corp.                                     529,208              317,548
                                                                                       1,136,781
Thailand--0.6%
Kasikornbank Public Company Ltd.                                  213,500              341,824
United Kingdom--16.8%
Anglo American PLC                                                12,996               532,746
Barclays PLC                                                      17,215               195,514
Boots Group PLC                                                   11,819               168,089
BP PLC                                                            57,102               665,404
BT Group PLC                                                      39,951               176,656
Centrica PLC                                                      84,160               443,691
Debenhams PLC                                                     46,350        a      161,048
Diageo PLC                                                        16,296               273,926
GKN PLC                                                           26,862               135,535

GlaxoSmithKline PLC                                               30,551               853,176
HBOS PLC                                                          24,570               426,857
HSBC Holdings PLC                                                 26,064               458,352
Old Mutual PLC                                                    64,980               196,057
Reed Elsevier PLC                                                 40,110               404,757
Rentokil Initial PLC                                              91,080               262,601
Royal Bank of Scotland Group PLC                                  22,543               740,785
Royal Dutch Sell PLC                                              17,985               604,879
Royal Dutch Shell PLC                                             3,375                113,526
Sainsbury (J) PLC                                                 31,163               192,657
Smiths Group PLC                                                  19,030               313,376
Travis Perkins PLC                                                3,200                89,482
Trinity Mirror PLC                                                31,080               280,317
Unilever PLC                                                      26,829               602,958
Vodafone Group PLC                                                303,143              645,701
                                                                                       8,938,090
Total Equities
           (cost $48,706,560)                                                          52,006,824

Short-Term Investments--0.5%                                      Shares               Value ($)
                                                                  ------               ---------
Affiliated Investments
Dreyfus Institutional Preferred Plus Money Market Fund
           5.17%, 7/3/06
           (cost $241,689)                                        241,689       b,c    241,689
Total Investments (cost $48,948,249)                              98.3%                52,248,513
Cash and Receivables (Net)                                        1.7%                 917,358
Net Assets                                                        100.0%               53,165,871

Notes to Schedule of Investments:
ADR - American Depository Receipts
GDR - Global Depository Receipts
a    Non-income producing security
b    Stated rate is the seven day yield for the fund at June 30, 2006.
c    Affiliated institutional money market fund.
d Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

   Aggregate cost                                     48,948,249
                                                     ===========
   Gross Unrealized appreciation                       4,616,240
   Gross Unrealized depreciation                      (1,315,976)
                                                     -----------
   Net unrealized appreciation/(depreciation)          3,300,264
                                                     ===========

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At June 30, 2006 the Portfolio held the following forward foreign currency exchange contracts:

   Contracts to Receive           Local
                                Principal         Contract            Value at June 30,       USD Amount
                                  Amount         Value Date                 2006              to Deliver      Unrealized Gain
   --------------------------------------------------------------------------------------------------------------------------
   Japanese Yen                 9,900,000         7/3/2006               $86,531               $85,293            $1,238
                                                                         ===============================================

   Contracts to Deliver           Local
                                Principal         Contract            Value at June 30,       USD Amount
                                  Amount         Value Date                 2006              to Receive      Unrealized Loss
   --------------------------------------------------------------------------------------------------------------------------
   Euro                         89,000            7/3/2006               $113,813              $111,659           ($2,154)
                                                                         ===============================================

Item 2 -- Controls and Procedures.
         (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

         (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

         Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                     MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

                                     By:   /s/ STEVEN M. ANDERSON
                                           -------------------------------------
                                           Steven M. Anderson
                                           Treasurer

                                     Date: August 21, 2006


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                     By:    /s/ STEVEN M. ANDERSON
                                            ------------------------------------
                                            Steven M. Anderson
                                            Treasurer

                                     Date:  August 21, 2006


                                     By:    /s/ PATRICK J. SHEPPARD
                                            ------------------------------------
                                            Patrick J. Sheppard
                                            President

                                     Date:  August 21, 2006